Allowance for Finance Receivable Losses Allowance Rollforward (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended										12 Months Ended
	Sep. 30, 2015	Jun. 30, 2013	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period						$ 182				$ 428		$ 259	$ 182	$ 428	$ 259
Provision for finance receivable losses			$ 483	$ 79	$ 74	80	$ 88	$ 93	$ 107	135			716	423	435
Charge-offs													(360)	(376)	(342)
Recoveries													55	46	77
Transfers to finance receivables held for sale													(1)	(339)	(1)
Balance at end of period			592				182				$ 428		592	182	428
Transfers to finance receivables held for sale which have a specific allowance											18		608
Finance receivables transferred from held for investment to held for sale	$ 608													6,700	18
As Reported
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period						176							176
Provision for finance receivable losses													759	474	527
Balance at end of period			587				176						587	176
Adjustments
Allowance for Loan and Lease Losses [Roll Forward]
Provision for finance receivable losses					$ 8
Borrowers in Bankruptcy Status
Allowance for Loan and Lease Losses [Roll Forward]
Charge-offs														(4)
Personal Loans
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period						132				95		$ 67	132	95	67
Provision for finance receivable losses													634	205	130
Charge-offs													(261)	(193)	(149)
Recoveries													37	25	48
Transfers to finance receivables held for sale													(1)	0	(1)
Balance at end of period			541				132				95		$ 541	132	95
Recoveries resulting from sale of previously charged-off finance receivables and settlement of claims															23
Number of days past due before which a loan is charged off to the allowance for finance receivable losses												180 days	90 days
Personal Loans | As Reported
Allowance for Loan and Lease Losses [Roll Forward]
Minimum percentage of original loan amount to be received before charge-off (as a percent)												5.00%
Personal Loans | Change in Charge Off Policy for Loans and Leases Receivable | Adjustments
Allowance for Loan and Lease Losses [Roll Forward]
Charge-offs												$ (13)
SpringCastle Portfolio
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period						3				1		0	$ 3	1	0
Provision for finance receivable losses													67	105	62
Charge-offs													(78)	(117)	(65)
Recoveries													12	14	4
Transfers to finance receivables held for sale													0	0	0
Balance at end of period			4				3				1		4	3	1
Real Estate Loans
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period						46				330		190	46	330	190
Provision for finance receivable losses													13	110	244
Charge-offs													(18)	(61)	(119)
Recoveries													5	6	15
Transfers to finance receivables held for sale													0	(339)	0
Balance at end of period			46				46				330		46	46	330
Recoveries resulting from sale of previously charged-off finance receivables and settlement of claims														2	9
Retail Sales Finance
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period						$ 1				$ 2		$ 2	1	2	2
Provision for finance receivable losses													2	3	(1)
Charge-offs													(3)	(5)	(9)
Recoveries													1	1	10
Transfers to finance receivables held for sale													0	0	0
Balance at end of period			$ 1				$ 1				$ 2		$ 1	$ 1	2
Recoveries resulting from sale of previously charged-off finance receivables and settlement of claims															5
FA Loans
Allowance for Loan and Lease Losses [Roll Forward]
Recoveries resulting from sale of previously charged-off finance receivables and settlement of claims															$ 37
Adjustment for the subsequent buyback of previously charged-off finance receivables sold		$ 4